FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, February 2,2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106     4301 81420.000SH       SOLE                71615.000          9805.000
                                                                26  500.000 SH       OTHER                                  500.000
Alcoa                          COM              013817101     6952 182955.000SH      SOLE               159755.000         23200.000
Allstate Corp.                 COM              020002101     6463 150235.000SH      SOLE               131260.000         18975.000
                                                                43 1000.000 SH       OTHER                                  1000.000
American International Group   COM              026874107      207 3124.000 SH       SOLE                 1762.000          1362.000
Applied Materials, Inc.        COM              038222105      247 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     4858 808300.000SH      SOLE               706000.000        102300.000
BP PLC-Spons ADR               COM              055622104      227 4597.000 SH       SOLE                 3801.000           796.000
Barrick Gold Corp.             COM              067901108     3224 141950.000SH      SOLE               138150.000          3800.000
Berkshire Hathaway Cl B        COM              084670207      248   88.000 SH       SOLE                   20.000            68.000
Carnival Corp New              COM              143658300     6717 169055.000SH      SOLE               147180.000         21875.000
                                                                44 1100.000 SH       OTHER                                  1100.000
Citigroup, Inc.                COM              172967101     7791 160498.000SH      SOLE               141488.000         19010.000
                                                                49 1000.000 SH       OTHER                                  1000.000
Clarcor, Inc.                  COM              179895107     1654 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     5862 120710.000SH      SOLE               105360.000         15350.000
                                                                34  700.000 SH       OTHER                                   700.000
Coca-Cola Company              COM              191216100      367 7230.000 SH       SOLE                   60.000          7170.000
Colgate Palmolive              COM              194162103      615 12285.000SH       SOLE                 9085.000          3200.000
Comerica Inc                   COM              200340107      899 16033.000SH       SOLE                 9325.000          6708.000
                                                               586 10448.000SH       OTHER                                 10448.000
DPL Inc                        COM              233293109      240 11518.000SH       SOLE                11518.000
Deere & Co                     COM              244199105     6814 104755.000SH      SOLE                92515.000         12240.000
Equity Office Properties Trust COM              294741103     4806 167757.000SH      SOLE               150738.000         17019.000
                                                                32 1100.000 SH       OTHER                                  1100.000
Equity Residential             COM              29476L107      637 21600.000SH       SOLE                12800.000          8800.000
Exxon Mobil Corporation        COM              302316102     1403 34212.000SH       SOLE                23250.000         10962.000
                                                                49 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109     6254 83317.000SH       SOLE                73212.000         10105.000
                                                                19  250.000 SH       OTHER                                   250.000
Fifth Third Bancorp            COM              316773100      300 5082.000 SH       SOLE                 5082.000
General Electric               COM              369604103     1605 51818.000SH       SOLE                28318.000         23500.000
                                                                74 2400.000 SH       OTHER                                  2400.000
General Mills                  COM              370334104     5516 121770.000SH      SOLE               106595.000         15175.000
                                                                46 1025.000 SH       OTHER                                  1025.000
Gentex Corp                    COM              371901109      225 5100.000 SH       SOLE                 4800.000           300.000
Global SanteFe Corp            COM              G3930E101      583 23475.000SH       SOLE                19875.000          3600.000
HCA Inc.                       COM              404119109     5864 136490.000SH      SOLE               120460.000         16030.000
                                                                34  800.000 SH       OTHER                                   800.000
Harley-Davidson Inc            COM              412822108     5614 118107.000SH      SOLE               104132.000         13975.000
                                                                34  725.000 SH       OTHER                                   725.000
Henry Schein Inc.              COM              806407102     3943 58340.000SH       SOLE                51435.000          6905.000
Hewlett Packard Company        COM              428236103     6158 268101.000SH      SOLE               241414.000         26687.000
                                                                37 1600.000 SH       OTHER                                  1600.000
Hibernia Corp Class A          COM              428656102     1606 68300.000SH       SOLE                50550.000         17750.000
Home Depot                     COM              437076102     5764 162419.000SH      SOLE               143734.000         18685.000
                                                                28  775.000 SH       OTHER                                   775.000
IBM                            COM              459200101      280 3025.000 SH       SOLE                 2325.000           700.000
Intel Corp                     COM              458140100      462 14400.000SH       SOLE                10900.000          3500.000
                                                                70 2175.000 SH       OTHER                                  2175.000
JP Morgan Chase & Co.          COM              46625H100     5751 156577.000SH      SOLE               136392.000         20185.000
                                                                33  900.000 SH       OTHER                                   900.000
Johnson & Johnson              COM              478160104     5572 107855.000SH      SOLE                94120.000         13735.000
                                                                50  975.000 SH       OTHER                                   975.000
L-3 Communications Holdings    COM              502424104     5950 115850.000SH      SOLE               101870.000         13980.000
McDonalds Corp                 COM              580135101     6356 255965.000SH      SOLE               226330.000         29635.000
                                                                37 1500.000 SH       OTHER                                  1500.000
Medtronic Inc                  COM              585055106      408 8400.000 SH       SOLE                 7800.000           600.000
Merck & Company                COM              589331107      446 9650.000 SH       SOLE                 2850.000          6800.000
Microsoft Corp.                COM              594918104     3169 115770.000SH      SOLE                97470.000         18300.000
                                                                27 1000.000 SH       OTHER                                  1000.000
Nabors Industries Ltd          COM              G6359f103     3671 88465.000SH       SOLE                79530.000          8935.000
Newmont Mining Corp.           COM              651639106     3514 72292.000SH       SOLE                57082.000         15210.000
                                                                49 1000.000 SH       OTHER                                  1000.000
Noble Corp                     COM              G65422100      957 26750.000SH       SOLE                23325.000          3425.000
Pfizer                         COM              717081103     6658 188445.000SH      SOLE               150635.000         37810.000
                                                                28  800.000 SH       OTHER                                   800.000
Quest Diagnostics              COM              74834L100     6048 82725.000SH       SOLE                72920.000          9805.000
Royal Dutch Petroleum          COM              780257705      440 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      293 11230.000SH       SOLE                 8444.000          2786.000
Schering Plough                COM              806605101      344 19800.000SH       SOLE                14600.000          5200.000
Shell Transport & Trading      COM              822703609     6031 133940.000SH      SOLE               117065.000         16875.000
                                                                17  375.000 SH       OTHER                                   375.000
Sovereign Bancorp, Inc.        COM              845905108     4948 208350.000SH      SOLE               191000.000         17350.000
Stryker Corp                   COM              863667101      463 5450.000 SH       SOLE                 5150.000           300.000
Suncor Energy Inc.             COM              867229106     4083 162915.000SH      SOLE               140940.000         21975.000
Transocean, Inc.               COM              G90078109     2939 122394.000SH      SOLE               107269.000         15125.000
                                                                17  700.000 SH       OTHER                                   700.000
Tyco International Ltd New     COM              902124106     4918 185579.000SH      SOLE               167504.000         18075.000
                                                                34 1300.000 SH       OTHER                                 1300.000
Verizon Communications         COM              92343V104     5902 168243.000SH      SOLE               146237.000         22006.000
                                                                15  425.000 SH       OTHER                                   425.000
W.R. Berkley Corp.             COM              084423102     5068 144993.000SH      SOLE               128884.000         16109.000
WalMart Stores                 COM              931142103      459 8650.000 SH       SOLE                 8650.000
Walgreen Co.                   COM              931422109      273 7500.000 SH       SOLE                 7500.000
Waters Corp.                   COM              941848103     5725 172645.000SH      SOLE               151570.000         21075.000
Zebra Technologies             COM              989207105      207 3125.000 SH       SOLE                 3125.000
Alliance Mid-Cap Growth Fund C                  01859k105       71 12954.651SH       SOLE                12954.651
Loomis Sayles Small Cap Value                   543487300      407 17137.646SH       SOLE                                  17137.646


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $201,287